iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(unaudited)
April 30, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .6%
Lockheed Martin Corp. ..................... 1,004,413 $ 466,499,618
a
Air Freight & Logistics  —  0 .5%
CH Robinson Worldwide, Inc. ................ 544,000 54,873,280
Expeditors International of Washington, Inc.
(a)
...... 801,794 91,276,229
146,149,509
a
Beverages  —  2 .7%
Brown-Forman Corp. , Class B , NVS ............ 873,932 56,884,234
Coca-Cola Co. (The) ...................... 9,208,737 590,740,479
Monster Beverage Corp.
(b)
................... 2,149,076 120,348,256
767,972,969
a
Biotechnology  —  0 .9%
Regeneron Pharmaceuticals, Inc.
(a) (b)
............ 171,299 137,345,825
Vertex Pharmaceuticals, Inc.
(b)
................ 393,004 133,908,253
271,254,078
a
Building Products  —  0 .3%
A O Smith Corp. ......................... 507,222 34,638,190
Allegion PLC ............................ 357,180 39,461,247
74,099,437
a
Capital Markets  —  7 .1%
Ameriprise Financial, Inc. ................... 1,163,144 354,898,497
BlackRock, Inc.
(c)
......................... 901,854 605,324,405
Blackstone, Inc. , NVS ...................... 4,167,489 372,281,792
MarketAxess Holdings, Inc. .................. 261,970 83,403,389
Moody's Corp. ........................... 1,233,659 386,283,306
SEI Investments Co. ....................... 885,489 52,164,157
T Rowe Price Group, Inc. ................... 1,664,262 186,946,551
2,041,302,097
a
Chemicals  —  1 .0%
Celanese Corp. .......................... 603,063 64,069,413
CF Industries Holdings, Inc. .................. 1,327,341 95,011,069
LyondellBasell Industries NV , Class A ........... 1,379,771 130,540,134
289,620,616
a
Commercial Services & Supplies  —  1 .1%
Cintas Corp. ............................ 348,730 158,940,672
Copart, Inc.
(a) (b)
.......................... 1,604,301 126,819,994
Rollins, Inc. ............................. 824,995 34,856,039
320,616,705
a
Communications Equipment  —  1 .5%
Arista Networks, Inc.
(b)
..................... 442,083 70,804,014
Cisco Systems, Inc. ....................... 7,591,733 358,709,384
429,513,398
a
Consumer Staples Distribution & Retail  —  3 .1%
Costco Wholesale Corp. .................... 1,344,829 676,744,849
Target Corp. ............................ 1,263,252 199,278,003
876,022,852
a
Containers & Packaging  —  0 .2%
Packaging Corp. of America ................. 424,539 57,423,145
a
Distributors  —  0 .2%
Pool Corp. ............................. 137,026 48,139,974
a
Electric Utilities  —  0 .8%
NRG Energy, Inc. ......................... 6,661,590 227,626,530
a
Security Shares Value
a
Entertainment  —  0 .7%
Activision Blizzard, Inc.
(b)
.................... 1,363,060 $ 105,923,393
Electronic Arts, Inc. ....................... 489,435 62,295,287
Take-Two Interactive Software, Inc.
(a) (b)
.......... 274,525 34,120,712
202,339,392
a
Financial Services  —  6 .1%
Equitable Holdings, Inc. .................... 3,045,405 79,150,076
Jack Henry & Associates, Inc. ................ 134,905 22,035,383
Mastercard, Inc. , Class A
(a)
.................. 2,050,954 779,424,048
Visa, Inc. , Class A
(a)
....................... 3,666,871 853,390,888
1,734,000,395
a
Food Products  —  0 .6%
Hershey Co. (The) ........................ 471,275 128,686,352
Tyson Foods, Inc. , Class A .................. 713,401 44,580,428
173,266,780
a
Gas Utilities  —  1 .6%
Atmos Energy Corp. ....................... 2,779,679 317,272,561
UGI Corp. .............................. 4,238,604 143,603,904
460,876,465
a
Ground Transportation  —  0 .6%
JB Hunt Transport Services, Inc. .............. 286,091 50,148,891
Old Dominion Freight Line, Inc. ............... 423,668 135,738,991
185,887,882
a
Health Care Equipment & Supplies  —  1 .8%
Abbott Laboratories ....................... 2,360,666 260,782,773
Edwards Lifesciences Corp.
(b)
................ 982,547 86,444,485
IDEXX Laboratories, Inc.
(b)
................... 208,573 102,651,288
Masimo Corp.
(b)
.......................... 72,182 13,652,503
ResMed, Inc. ........................... 213,908 51,543,272
515,074,321
a
Health Care Providers & Services  —  2 .3%
Henry Schein, Inc.
(a) (b)
...................... 176,446 14,258,601
UnitedHealth Group, Inc. .................... 1,308,589 643,943,561
658,202,162
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a) (b)
.............. 185,372 33,196,418
a
Household Durables  —  0 .9%
DR Horton, Inc. .......................... 960,545 105,487,052
Garmin Ltd. ............................. 417,156 40,952,204
NVR, Inc.
(b)
............................. 10,739 62,715,760
PulteGroup, Inc. ......................... 656,366 44,074,977
253,229,993
a
Household Products  —  0 .2%
Church & Dwight Co., Inc. ................... 505,102 49,055,506
a
Industrial Conglomerates  —  0 .8%
3M Co. ................................ 2,029,299 215,552,140
a
Industrial REITs  —  0 .7%
Prologis, Inc. ............................ 1,593,917 199,638,104
a
Insurance  —  2 .9%
American Financial Group, Inc. ............... 412,590 50,637,171
Erie Indemnity Co. , Class A , NVS .............. 174,990 38,030,577
Fidelity National Financial, Inc. ................ 1,779,918 63,169,290
Marsh & McLennan Companies, Inc. ............ 2,979,529 536,881,330
Principal Financial Group, Inc. ................ 1,704,170 127,284,457
816,002,825
a

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
MSCI USA Quality Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Interactive Media & Services  —  9 .1%
Alphabet, Inc. , Class A
(b)
.................... 5,718,788 $ 613,854,704
Alphabet, Inc. , Class C , NVS
(b)
................ 5,290,196 572,505,011
Meta Platforms, Inc. , Class A
(b)
................ 5,836,737 1,402,684,636
2,589,044,351
a
IT Services  —  1 .3%
Accenture PLC , Class A .................... 1,279,380 358,597,420
a
Life Sciences Tools & Services  —  0 .4%
Agilent Technologies, Inc.
(a)
.................. 431,872 58,488,425
West Pharmaceutical Services, Inc. ............ 124,088 44,825,549
103,313,974
a
Machinery  —  1 .4%
Illinois Tool Works, Inc. ..................... 1,624,229 392,965,964
a
Media  —  0 .2%
Interpublic Group of Companies, Inc. (The) ....... 742,352 26,524,237
Omnicom Group, Inc. ...................... 432,666 39,186,560
65,710,797
a
Metals & Mining  —  1 .3%
Cleveland-Cliffs, Inc.
(a) (b)
.................... 4,967,818 76,405,041
Nucor Corp. ............................ 1,318,688 195,403,188
Steel Dynamics, Inc. ....................... 1,001,832 104,140,436
375,948,665
a
Oil, Gas & Consumable Fuels  —  4 .2%
APA Corp. ............................. 2,178,113 80,263,464
Coterra Energy, Inc. ....................... 4,786,746 122,540,698
Devon Energy Corp. ....................... 3,938,228 210,419,522
Marathon Petroleum Corp. .................. 3,345,842 408,192,724
Texas Pacific Land Corp. .................... 62,107 91,772,408
Valero Energy Corp. ....................... 2,503,577 287,085,175
1,200,273,991
a
Personal Care Products  —  0 .6%
Estee Lauder Companies, Inc. (The) , Class A ...... 743,794 183,508,856
a
Pharmaceuticals  —  8 .5%
Eli Lilly & Co. ........................... 1,873,913 741,807,200
Johnson & Johnson ....................... 4,298,726 703,701,446
Merck & Co., Inc. ......................... 4,303,342 496,906,901
Pfizer, Inc. ............................. 8,993,101 349,741,698
Zoetis, Inc. , Class A ....................... 747,390 131,376,214
2,423,533,459
a
Professional Services  —  1 .8%
Automatic Data Processing, Inc. ............... 1,176,468 258,822,960
Paychex, Inc. ........................... 743,709 81,703,871
Paycom Software, Inc.
(b)
.................... 84,917 24,657,349
Robert Half International, Inc. ................. 580,690 42,390,370
Verisk Analytics, Inc. ....................... 551,609 107,072,823
514,647,373
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(b)
................. 937,536 71,871,510
a
Residential REITs  —  0 .4%
AvalonBay Communities, Inc. ................ 236,822 42,715,584
Equity Residential ........................ 715,143 45,232,795
Mid-America Apartment Communities, Inc. ........ 177,740 27,336,412
115,284,791
a
Security Shares Value
a
Retail REITs  —  0 .3%
Kimco Realty Corp. ....................... 923,381 $ 17,719,681
Realty Income Corp. ....................... 1,035,306 65,058,629
82,778,310
a
Semiconductors & Semiconductor Equipment  —  8 .4%
Applied Materials, Inc. ..................... 2,030,251 229,479,271
Lam Research Corp. ...................... 339,815 178,090,245
Monolithic Power Systems, Inc. ............... 78,339 36,190,268
NVIDIA Corp. ........................... 4,485,464 1,244,671,405
QUALCOMM, Inc. ........................ 2,565,964 299,704,595
Teradyne, Inc. ........................... 331,867 30,326,007
Texas Instruments, Inc. ..................... 2,285,367 382,113,362
2,400,575,153
a
Software  —  6 .5%
Adobe, Inc.
(b)
............................ 886,475 334,697,501
Cadence Design Systems, Inc.
(a) (b)
............. 521,783 109,287,450
Microsoft Corp. .......................... 4,326,501 1,329,360,697
VMware, Inc. , Class A
(b)
.................... 752,077 94,032,187
1,867,377,835
a
Specialized REITs  —  1 .0%
Extra Space Storage, Inc. ................... 221,131 33,620,757
Public Storage ........................... 467,086 137,710,966
VICI Properties, Inc. ....................... 1,552,894 52,705,222
Weyerhaeuser Co. ........................ 1,831,148 54,769,637
278,806,582
a
Specialty Retail  —  6 .2%
Best Buy Co., Inc. ........................ 689,635 51,391,600
Home Depot, Inc. (The) .................... 5,201,232 1,563,178,265
Tractor Supply Co. ........................ 326,293 77,788,251
Ulta Beauty, Inc.
(b)
........................ 157,927 87,085,686
1,779,443,802
a
Technology Hardware, Storage & Peripherals  —  4 .2%
Apple, Inc. ............................. 6,898,131 1,170,474,868
NetApp, Inc. ............................ 370,857 23,323,197
1,193,798,065
a
Textiles, Apparel & Luxury Goods  —  2 .0%
Lululemon Athletica, Inc.
(b)
................... 390,480 148,355,066
Nike, Inc. , Class B ........................ 3,397,955 430,588,858
578,943,924
a
Trading Companies & Distributors  —  1 .4%
Fastenal Co. ............................ 2,530,462 136,240,074
Ferguson PLC ........................... 795,035 111,956,829
WW Grainger, Inc. ........................ 213,294 148,360,907
396,557,810
a
Total Long-Term Investments — 99.8%
(Cost: $ 26,779,416,067 ) .............................. 28,485,545,943

iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2023
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.02%
(c) (d) (e)
...................... 97,979,705 $ 98,009,099
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.75%
(c) (d)
............................ 42,998,762 42,998,762
a
Total Short-Term Securities — 0.5%
(Cost: $ 140,958,593 ) ................................ 141,007,861
Total Investments — 100.3%
(Cost: $ 26,920,374,660 ) .............................. 28,626,553,804
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (81,563,596)
Net Assets — 100.0% ................................. $ 28,544,990,208
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
  Shares Held
at 04/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 234,874,715  $ —  $ (136,947,460)
(a)
$ 87,726  $ (5,882) $ 98,009,099  97,979,705  $ 752,073
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 60,070,750  —  (17,071,988)
(a)
—  —  42,998,762  42,998,762  989,439  21
BlackRock, Inc. ... —  651,554,331  (26,675,801) 259,382  (19,813,507) 605,324,405  901,854  6,069,433  —
$ 347,108  $ (19,819,389)
$ 746,332,266
$ 7,810,945  $ 21
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 268 06/16/23 $ 56,126 $ 2,769,496

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
MSCI USA Quality Factor ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 28,485,545,943 $ — $ — $ 28,485,545,943
Short-Term Securities
Money Market Funds ...................................... 141,007,861 — — 141,007,861
$ 28,626,553,804 $ — $ — $ 28,626,553,804
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,769,496 $ — $ — $ 2,769,496
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares